Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

(17)                          Commitments and Contingencies

(i) The Group has several non-cancelable operating leases, primarily for office premises.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2012 are:

Minimum Lease Payment
RMB
Year ending December 31:
2013	21,067
2014	12,052
2015	7,730
2016	5,760
2017	2,529
Total	49,138

Rental expenses incurred under operating leases for the years ended December 31, 2010, 2011 and 2012 amounted to RMB30,340, RMB28,048 and RMB31,858, respectively, of which RMB6,899, RMB1,725 and nil were recorded in discontinued operation for the years ended December 31, 2010, 2011 and 2012, respectively.

(ii) As of December 31, 2011 and 2012, the Group had a commitment of RMB168 and nil, respectively, in connection with acquisition of office equipment that would be due in the following year.

(iii) The Group entered into various acquisition agreements which contain certain purchase considerations that are contingent upon future performance of the acquired companies. Please refer to note 3 for more details.

(iv) On October 17, 2011, Pieter van Dongen, an alleged purchaser of the Company’s American Depositary Receipts (“ADRs”) brought a purported class action against the Company, and three of its then-executive officers. The complaint asserts that between March 2, 2010 and September 14, 2011, the alleged class period, the defendants defrauded purchasers of the Company’s ADRs through the dissemination of materially false and misleading statements regarding the Company’s income, incentive compensation and future prospects by allegedly overstating net income, and failing to properly account for incentives provided to the Company’s agents. The complaint asserts claims under Section 10(b) of the Security Exchange Act of 1934 (“Exchange Act”) and Rule 10b-5 thereunder and under Section 20(a) of the Exchange Act.

On December 6, 2011, the Company and van Dongen, entered into a stipulation providing that within forty-five days after the court’s entry of an order appointing a lead plaintiff under the Private Securities Litigation Reform Act, the lead plaintiff must either file a consolidated complaint or give notice of its intent not to do so (and therefore proceed on its initial complaint). The stipulation establishes a briefing schedule under which the Company’s response to the operative complaint is due forty-five days after such filing or notice; the lead plaintiff’s opposition is due 45 days later; and the Company’s reply is due 30 days later. The stipulation was “so ordered” by the Court on December 7, 2011. On December 16, 2011, two other alleged purchasers of the Company’s ADRs, who are represented by the same law firm that represents van Dongen, moved for appointment as lead plaintiffs, and no other prospective plaintiff moved for appointment as lead plaintiff by the December 16, 2011 deadline.  In an order dated June 26, 2012, the Court granted the two other alleged purchasers’ motion, appointing them as lead plaintiffs

On August 13, 2012, the lead plaintiffs filed an amended complaint.  The Company (which is the only defendant that has been served so far) filed a motion to dismiss the amended compliant on October 1, 2012.  On November 8, 2012, the Company and lead plaintiffs entered into a stipulation extending the time for lead plaintiffs to file an opposition to the Company’s motion to dismiss and related briefing.  According to the stipulation, lead plaintiffs were required to file their opposition to the Company’s motion to dismiss by November 29, 2012. On November 28, 2012, lead plaintiffs filed a brief in opposition to the motion to dismiss, and on January 10, 2013, the Company filed its reply.

The outcome of the above class action cannot be reliably estimated with reasonable certainty at this stage and no provision has thus been made as of December 31, 2011 and 2012.